Oil and Gas Property Interests	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Oil and Gas Property Interests

5.       OIL AND GAS PROPERTY INTERESTS

	2011 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,626,608	$40,732	$2,667,340
Geological and geophysical	312,177	14,385	326,562
Project management	918,096	-	918,096
Drilling	3,643,735	-	3,643,735
Assaying and analysis	67,564	-	67,564
Asset retirement obligations	105,253	-	105,253
Camp and field supplies	43,217	-	43,217
Travel and accommodation	129,936	-	129,936
Total expenditures	$7,846,586	$55,117	$7,901,703

	2010 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,593,951	$41,535	$2,635,486
Geological and geophysical	318,327	14,669	332,996
Project management	936,183	-	936,183
Drilling	3,715,108	-	3,715,108
Assaying and analysis	68,895	-	68,895
Asset retirement obligations	102,684	-	102,684
Camp and field supplies	44,068	-	44,068
Travel and accommodation	132,495	-	132,495
Total expenditures	$7,911,711	$56,204	$7,967,915

Peace River Property

The Company has entered into a series of leases in multiple transactions with the Province of Alberta in the Peace River area of Alberta, Canada (the “Peace River Property”).  All of the leases were acquired through a public auction process that requires the Company to submit sealed bids for land packages being auctioned by the provincial government.  Upon being notified that it has submitted the highest bid for a specific land parcel the Company immediately pays the government the bid price and enters into a formal lease with the government.  All of the leases are for a 15 year term, require minimum annual lease payments, and grant the Company the right to explore for potential oil sands opportunities on the respective lease.  The specific transactions entered into by the Company are as noted below.

Date	Number of Leases	Land Area (Hectares)	Annual Lease Payments
June 15, 2006	3	4,864	CDN $17,024 / USD $16,690
October 19, 2006	4	3,584	CDN $12,544 / USD $12,298
November 2, 2006	4	5,632	CDN $19,712 / USD $19,326
January 11, 2007	4	4,608	CDN $16,128 / USD $15,812
January 24, 2007	2	2,304	CDN $8,064 / USD $7,906
	17	20,992	CDN $73,472 / USD $72,032

On December 20, 2010, the Company entered into an assignment and assumption agreement with Alberta Company, a related party by common director and officer, assigning an undivided 100% right and interest in 25 Alberta Crown Oil Sands Lease Agreements, pursuant to respective individual lease agreements with the Province of Alberta for the sale price of $303,833 (CDN $300,000) being the approximate fair value of the leases. The fair market value of CDN $300,000 was established through the combination of third party evidence and recent sales comparables. There was a loss recognized of $731,866 on the disposition of properties due to the combination of all acquisition costs and prior year’s annual lease payments being capitalized.

Drowned Property

On September 7, 2005 the Company acquired a 100% interest in an Alberta oil sands lease (the “Drowned Property”).  The rights to the Drowned Property were acquired for $20,635 plus fees and closing costs of $8,150 which were paid.  The Property covers 512 hectares of land in the Drowned Area of the Wabasca oil sands in the West Athabasca area of Northern Alberta.  The lease, which expires in October 2015, gives the Company the right to explore the Property covered by the lease.  The Company’s acquisition of the lease includes an overriding 4% royalty agreement with the vendor.  The royalty is to be paid on a well-to-well basis and is payable on all petroleum substances produced by any well on the Property.  The Property is subject to an annual lease payment payable to the government of Alberta in the amount of CDN $1,792 (USD $1,802) until expiry on October 4, 2015.

All of the Company’s leases for the Peace River and Drowned Properties are also subject to royalties payable to the government of Alberta. The royalties payable to the government of Alberta is in addition to the royalties payable to the vendor above. The royalty is calculated using a revenue-less-cost formula.  In years prior to the recovery of the project’s capital investment, the royalty is 1% of gross revenue.  Once the project costs have been recovered, the royalty is the greater of 1% of gross revenue or 25% of net revenue.

The following table sets forth the Company’s future minimum lease payments on its oil and gas properties.

	Total	Less than 1 year	1-3 years	4-5 years	More than five years
Peace River and Drowned properties	$704,782	$76,800	$153,600	$149,943	$324,439